Rotable spare parts, furniture and equipment, net - Net carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Jan. 01, 2021	[1]
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	$ 478,771	$ 454,602	[1]	$ 364,994	$ 364,994
Capitalized borrowing costs	7,915	7,098		17,872
Disposals of capitalized borrowing costs	21,591	4,155		18,701
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	205,892	127,861		87,117
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	185,455	253,826		246,639
Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	52,167	41,914		23,356
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	31,900	26,522		2,684
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	746	1,246		1,354
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,094	1,252		1,590
Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	112	200		392
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	642	701		648
Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	185	223		289
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	250	398		367
Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	235	289		385
Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	84	114		156
Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	9	56		$ 167
Gross value
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	765,103	661,242
Gross value | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	421,130	258,878
Gross value | Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	185,455	253,826
Gross value | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	110,959	106,575
Gross value | Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	31,900	26,522
Gross value | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	7,564	7,457
Gross value | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	2,997	2,933
Gross value | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,409	1,400
Gross value | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	1,131	1,101
Gross value | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	582	585
Gross value | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	565	561
Gross value | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	530	535
Gross value | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	452	448
Gross value | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	429	421
Accumulated depreciation / amortization
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(286,332)	(206,640)
Accumulated depreciation / amortization | Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(215,238)	(131,017)
Accumulated depreciation / amortization | Flight equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(58,792)	(64,661)
Accumulated depreciation / amortization | Constructions and improvements
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(6,818)	(6,211)
Accumulated depreciation / amortization | Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(1,903)	(1,681)
Accumulated depreciation / amortization | Computer equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(1,297)	(1,200)
Accumulated depreciation / amortization | Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(489)	(400)
Accumulated depreciation / amortization | Communications equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(397)	(362)
Accumulated depreciation / amortization | Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(315)	(163)
Accumulated depreciation / amortization | Electric power equipment
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(295)	(246)
Accumulated depreciation / amortization | Service carts on board
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	(368)	(334)
Accumulated depreciation / amortization | Workshop tools
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net	$ (420)	$ (365)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.